Schedule of Contract Assets, Allowance for Expected Credit Losses (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Contract Assets Net
Balance, beginning of the year
Addition	18,302	14,480
Balance, end of the year	$ 18,302	£ 14,480